Exhibit 99.1

World Omni Auto Receivables Trust 2024-C
Monthly Servicer Certificate
August 31, 2024

Dates Covered
Collections Period	06/26/24 - 08/31/24
Interest Accrual Period	08/20/24 - 09/15/24
30/360 Days	25
Actual/360 Days	27
Distribution Date	09/16/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Original Pool Balance	1,210,554,089.98	46,537
Original Yield Supplement Overcollateralization Amount	102,041,856.52	0
Aggregate Starting Principal Balance	1,312,595,946.50	46,537
Principal Payments	90,378,310.52	1,672
Defaulted Receivables	568,139.91	15
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/24	92,596,732.94	0
Pool Balance at 08/31/24	1,129,052,763.13	44,850

Pool Statistics	$ Amount	# of Accounts
Pool Factor	93.07%
Prepayment ABS Speed	1.94%
Aggregate Starting Principal Balance	1,312,595,946.50	46,537

Delinquent Receivables:
Past Due 31-60 days	6,228,343.64	215
Past Due 61-90 days	2,042,549.65	66
Past Due 91-120 days	282,865.87	8
Past Due 121+ days	0.00	0
Total	8,553,759.16	289

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.70%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.19%
Delinquency Trigger Occurred	NO

Recoveries	387,169.49
Aggregate Net Losses/(Gains) - August 2024	180,970.42
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.17%
Prior Net Losses/(Gains) Ratio	N/A
Second Prior Net Losses/(Gains) Ratio	N/A
Third Prior Net Losses/(Gains) Ratio	N/A
Four Month Average	N/A

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.01%

Overcollateralization Target Amount	10,161,474.87
Actual Overcollateralization	10,161,474.87
Weighted Average Contract Rate	6.69%
Weighted Average Contract Rate, Yield Adjusted	10.29%
Weighted Average Remaining Term	60.73

Flow of Funds	$ Amount
Collections	106,210,231.87
Investment Earnings on Cash Accounts	5,205.37
Servicing Fee	(2,369,964.90)
Transfer to Collection Account	-
Available Funds	103,845,472.34

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	4,163,272.98
(3) Noteholders' First Priority Principal Distributable Amount	27,017,236.87
(4) Class B Interest	118,040.00
(5) Noteholders' Second Priority Principal Distributable Amount	36,320,000.00
(6) Class C Interest	60,911.67
(7) Noteholders' Third Priority Principal Distributable Amount	18,160,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	10,161,474.87
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	7,844,535.95

Total Distributions of Available Funds	103,845,472.34

Servicing Fee	2,369,964.90
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,156,070,000.00
Original Class B	36,320,000.00
Original Class C	18,160,000.00

Total Class A, B, & C
Original Note Balance	1,210,550,000.00
Principal Paid	91,658,711.74
Note Balance @ 09/16/24	1,118,891,288.26

Class A-1
Original Note Balance	225,500,000.00
Principal Paid	91,658,711.74
Note Balance @ 09/16/24	133,841,288.26
Note Factor @ 09/16/24	59.3531212%

Class A-2a
Original Note Balance	200,000,000.00
Principal Paid	0.00
Note Balance @ 09/16/24	200,000,000.00
Note Factor @ 09/16/24	100.0000000%

Class A-2b
Original Note Balance	266,000,000.00
Principal Paid	0.00
Note Balance @ 09/16/24	266,000,000.00
Note Factor @ 09/16/24	100.0000000%

Class A-3
Original Note Balance	403,000,000.00
Principal Paid	0.00
Note Balance @ 09/16/24	403,000,000.00
Note Factor @ 09/16/24	100.0000000%

Class A-4
Original Note Balance	61,570,000.00
Principal Paid	0.00
Note Balance @ 09/16/24	61,570,000.00
Note Factor @ 09/16/24	100.0000000%

Class B
Original Note Balance	36,320,000.00
Principal Paid	0.00
Note Balance @ 09/16/24	36,320,000.00
Note Factor @ 09/16/24	100.0000000%

Class C
Original Note Balance	18,160,000.00
Principal Paid	0.00
Note Balance @ 09/16/24	18,160,000.00
Note Factor @ 09/16/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	4,342,224.65
Total Principal Paid	91,658,711.74
Total Paid	96,000,936.39

Class A-1
Coupon	5.36900%
Interest Paid	908,032.13
Principal Paid	91,658,711.74
Total Paid to A-1 Holders	92,566,743.87

Class A-2a
Coupon	4.78000%
Interest Paid	663,888.89
Principal Paid	0.00
Total Paid to A-2a Holders	663,888.89

Class A-2b
SOFR Rate	5.35319%
Coupon	5.82319%
Interest Paid	1,161,726.41
Principal Paid	0.00
Total Paid to A-2b Holders	1,161,726.41

Class A-3
Coupon	4.43000%
Interest Paid	1,239,784.72
Principal Paid	0.00
Total Paid to A-3 Holders	1,239,784.72

Class A-4
Coupon	4.44000%
Interest Paid	189,840.83
Principal Paid	0.00
Total Paid to A-4 Holders	189,840.83

Class B
Coupon	4.68000%
Interest Paid	118,040.00
Principal Paid	0.00
Total Paid to B Holders	118,040.00

Class C
Coupon	4.83000%
Interest Paid	60,911.67
Principal Paid	0.00
Total Paid to C Holders	60,911.67

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	3.5869850
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	75.7165848
Total Distribution Amount	79.3035698

A-1 Interest Distribution Amount	4.0267500
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	406.4687882
Total A-1 Distribution Amount	410.4955382

A-2a Interest Distribution Amount	3.3194445
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	3.3194445

A-2b Interest Distribution Amount	4.3673925
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	4.3673925

A-3 Interest Distribution Amount	3.0763889
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.0763889

A-4 Interest Distribution Amount	3.0833333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.0833333

B Interest Distribution Amount	3.2500000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.2500000

C Interest Distribution Amount	3.3541669
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.3541669

Noteholders' First Priority Principal Distributable Amount	294.76
Noteholders' Second Priority Principal Distributable Amount	396.25
Noteholders' Third Priority Principal Distributable Amount	198.13
Noteholders' Principal Distributable Amount	110.86

Account Balances	$ Amount
Reserve Account
Balance as of 08/20/24	3,026,385.22
Investment Earnings	5,205.37
Investment Earnings Paid	(5,205.37)
Deposit/(Withdrawal)	-
Balance as of 09/16/24	3,026,385.22
Change	-

Required Reserve Amount	3,026,385.22

Credit Risk Retention Information

The fair value of the Notes and the certificates on the Closing Date is summarized below. The totals may not sum due to rounding.

	Fair Value	Fair Value
	(in millions)	(as a percentage)
Class of Securities
Class A Notes	$1,156.07	87.9%
Class B Notes	$36.32	2.8%
Class C Notes	$18.16	1.4%
Fair Value of the Notes	$1,210.55	92.0%
Certificates	$104.87	8.0%
Total	$1,315.42	100.0%
Reserve Account	$3.03	0.2%
Fair Value of the Certificates and Reserve
Account	$107.90	8.2%

The fair value of the Certificates and Reserve Account is expected to represent at least 5% of the sum of the fair value of the Notes and the Certificates.